Organization and Principal Activities - Summary of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2019
Noah Upright Fund Distribution Co., Ltd.
Significant subsidiaries
Date of Incorporation	Nov. 18, 2003
Place of incorporation	PRC
Percentage of Ownership	100.00%
Shanghai Noah Investment (Group) Co., Ltd
Significant subsidiaries
Date of Incorporation	Aug. 24, 2007
Place of incorporation	PRC
Percentage of Ownership	100.00%
Shanghai Noah Financial Services Corp.
Significant subsidiaries
Date of Incorporation	Apr. 18, 2008
Place of incorporation	PRC
Percentage of Ownership	100.00%
Noah Insurance (Hong Kong) Limited
Significant subsidiaries
Date of Incorporation	Jan. 03, 2011
Place of incorporation	Hong Kong
Percentage of Ownership	100.00%
Shanghai Rongyao Information Technology Co., Ltd.
Significant subsidiaries
Date of Incorporation	Mar. 02, 2011
Place of incorporation	PRC
Percentage of Ownership	100.00%
Kunshan Noah Xingguan Investment Management Co., Ltd.
Significant subsidiaries
Date of Incorporation	Aug. 12, 2011
Place of incorporation	PRC
Percentage of Ownership	100.00%
Noah Holdings (Hong Kong) Limited
Significant subsidiaries
Date of Incorporation	Sep. 01, 2011
Place of incorporation	Hong Kong
Percentage of Ownership	100.00%
Gopher Capital GP Limited
Significant subsidiaries
Date of Incorporation	May 11, 2012
Place of incorporation	Cayman
Percentage of Ownership	100.00%
Zigong Noah Financial Service Co., Ltd.
Significant subsidiaries
Date of Incorporation	Oct. 22, 2012
Place of incorporation	PRC
Percentage of Ownership	100.00%
Gopher CCM Limited
Significant subsidiaries
Date of Incorporation	Aug. 17, 2015
Place of incorporation	Cayman
Percentage of Ownership	100.00%
Noah Rongyitong (Wuhu) Microfinance Co., Ltd.
Significant subsidiaries
Date of Incorporation	Aug. 13, 2013
Place of incorporation	PRC
Percentage of Ownership	100.00%
ARK Trust (Hong Kong) Limited
Significant subsidiaries
Date of Incorporation	Sep. 15, 2014
Place of incorporation	Hong Kong
Percentage of Ownership	100.00%
Noah (Shanghai) Financial Leasing Co., Ltd
Significant subsidiaries
Date of Incorporation	Dec. 20, 2014
Place of incorporation	PRC
Percentage of Ownership	100.00%
Noah International (Hong Kong) Limited
Significant subsidiaries
Date of Incorporation	Jan. 07, 2015
Place of incorporation	Hong Kong
Percentage of Ownership	100.00%
Kunshan Noah Rongyao Investment Management Co., Ltd.
Significant subsidiaries
Date of Incorporation	Dec. 02, 2015
Place of incorporation	PRC
Percentage of Ownership	100.00%
Shanghai Noah Chuangying Enterprise Management Co., Ltd.
Significant subsidiaries
Date of Incorporation	Dec. 14, 2015
Place of incorporation	PRC
Percentage of Ownership	100.00%
Gopher International Investment Management (Shanghai) Limited
Significant subsidiaries
Date of Incorporation	Nov. 14, 2016
Place of incorporation	PRC
Percentage of Ownership	100.00%
Noah Insurance Services LLC
Significant subsidiaries
Date of Incorporation	Feb. 10, 2017
Place of incorporation	US
Percentage of Ownership	100.00%
Wuhu Noah Financial Services Co Ltd
Significant subsidiaries
Date of Incorporation	Jul. 26, 2017
Place of incorporation	PRC
Percentage of Ownership	100.00%
Joy Triple Star Holdings Limited
Significant subsidiaries
Date of Incorporation	Jan. 12, 2018
Place of incorporation	BVI
Percentage of Ownership	100.00%
Elivisa Consulting Pte Limited
Significant subsidiaries
Date of Incorporation	Apr. 09, 2019
Place of incorporation	Singapore
Percentage of Ownership	100.00%